Expense Example - TM Emerging Multi-Style Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	77	263	466	1,051	102	344	605	1,352	66	234	416	943